Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000206710 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206710 [Member] | Winmark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206710 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206710 [Member] | SharkNinja Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206710 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206710 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206710 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000206710 [Member] | Ralliant Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206710 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206710 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000206710 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000206710 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000206710 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206710 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000206710 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206710 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000206710 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000206710 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000206710 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000206710 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000235563 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235563 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235563 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235563 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235563 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | Terex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | Applied Optoelectronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235563 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235563 [Member] | Universal Technical Institute Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000235563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000235563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000235563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000235563 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235563 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235563 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000235563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000235563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000235565 [Member] | Mercury Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Astec Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | First st Source Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | Alamo Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | EnerSys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235565 [Member] | AZZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000235565 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000235565 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000235565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000235565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000235565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000235565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000235565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000235565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000235565 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000235565 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000235565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000235565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%